Shareholders Equity (Tables)	12 Months Ended
Feb. 28, 2015
Schedule of Stock by Class [Table Text Block]
a)	Share capital	Number of Authorized Shares
		2015	2014	2013
	Common shares without par value	500,000,000	500,000,000	500,000,000

	Preferred shares without par value	9,999,900	9,999,900	9,999,900
	Series “A” preferred shares	1,000,000	1,000,000	1,000,000
	Series “B” preferred shares	100	100	100
	Series “C” preferred shares	1,000,000	1,000,000	1,000,000
	Series “D” preferred shares	4,000,000	4,000,000	4,000,000
	Series “E” preferred shares	4,000,000	4,000,000	4,000,000
		20,000,000	20,000,000	20,000,000

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
		Weighted
		Average	Weighted		Weighted
	Number of	Remaining	Average	Number of	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life (Years)	Price (USD)	Exercisable	Price (USD)
$2.45 to $2.99	642,000	5.09	2.45	642,000	2.45
$3.00 to $3.99	167,000	3.63	3.19	167,000	3.19
$4.00 to $5.99	1,767	0.88	5.35	1,767	5.35
$6.00 to $24.65	46,000	2.81	9.47	46,000	9.47
	856,767			856,767

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Average
	Outstanding	Exercise Price
	Options	(USD)
Options outstanding as at February 29, 2012	976,433	3.05
Granted	-	-
Expired	(2,000)	6.20
Exercised	(20,000)	3.00
Options outstanding as at February 28, 2013	954,433	3.04
Granted	-	-
Expired	-	-
Exercised	(30,864)	2.64
Options outstanding as at February 28, 2014	923,569	3.06
Granted	-	-
Expired	(36,249)	5.12
Exercised	(28,553)	2.52
Cancelled	(2,000)	6.20
Options exercisable, February 28, 2015	856,767	2.98
Options vested and expected to vest	856,767	2.98

Schedule of Non-vested Stock Option Activity and Related Information [Table Text Block]
Weighted Average
Exercise
	Outstanding Options	Price (USD)
Non-vested at March 1, 2014	7,510	3.50
Granted	-	-
Vested	7,510	3.50
Exercised	-	-
Expired	-	-
Non-vested at February 28, 2015	-	-

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]

Weighted Average
	Outstanding	Exercise
	Warrants	Price (USD)
Warrants outstanding February 28, 2014, 2013	-	-
Granted (notes 8 and 9) (1)	25,000	3.40
Exercised	-	-
Expired	-	-
Warrants outstanding at February 28, 2015	25,000	3.40

Schedule of Weighted Average Number of Shares [Table Text Block]
	2015	2014	2013

Weighted average shares – Basic EPS	2,922,684	2,929,722	3,012,647
Plus: incremental shares from assumed exercise of stock options	270,279	316,501	302,115
Weight average shares – diluted EPS	3,192,963	3,246,223	3,314,762

Schedule of Earnings (loss) per common share [Table Text Block]
	2015	2014	2013
Net income	335,582	1,163,295	591,304
(Gain)/Loss from change in fair value	(196,428)	39,304	(18,252)
of dilutive stock options
Adjusted net Income	139,154	1,202,599	573,052
Earnings per share, basic	$0.11	$0.40	$0.20
Earnings per share, diluted	$0.04	$0.37	$0.17